SUPPLEMENT DATED DECEMBER 31, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2012

This Supplement updates certain information contained in the above-dated Statement of Additional Information (“SAI”) for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors CEF Municipal Income ETF, Market Vectors Emerging Markets Local Currency Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors International High Yield Bond ETF, Market Vectors Investment Grade Floating Rate ETF, Market Vectors LatAm Aggregate Bond ETF, Market Vectors Long Municipal Index ETF, Market Vectors Mortgage REIT Income ETF, Market Vectors Pre-Refunded Municipal Index ETF, Market Vectors Renminbi Bond ETF and Market Vectors Short Municipal Index ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, in the section “Special Considerations and Risks—General” of the SAI, the fifth paragraph on page 9 of the SAI is deleted and replaced with the following:

The Trust, on behalf of all of the Funds except for Market Vectors CEF Municipal Income ETF and Market Vectors Mortgage REIT Income ETF, has filed a notice of eligibility claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”). Therefore, neither these Funds nor the Adviser (with respect to these Funds) is subject to registration or regulation as a “commodity pool” or CPO under the CEA. Market Vectors CEF Municipal Income ETF and Market Vectors Mortgage REIT Income ETF have claimed a temporary exemption from the definition of CPO under the CEA, and therefore, are not currently subject to registration or regulation as commodity pools under the CEA. When the temporary exemption expires, to the extent Market Vectors CEF Municipal Income ETF and Market Vectors Mortgage REIT Income ETF are not otherwise eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) regulation, Market Vectors CEF Municipal Income ETF and Market Vectors Mortgage REIT Income ETF may determine to operate subject to CFTC regulation and may incur additional expenses.

Please retain this supplement for future reference.